CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net income	$ 116,654	$ 111,970
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	145,126	141,405
Impairment of long lived assets	6,933	3,574
Reduction in carrying value of operating right-of-use assets	11,304	13,077
Loss on equity method investments	383	785
Charge on cash flow hedge	2,253	0
Amortization of financing costs and debt discount	4,497	5,781
Stock compensation expense	14,759	18,903
Deferred taxes	(43,823)	(34,702)
Foreign exchange movements	(1,319)	(7,323)
Other non-cash items	17,534	(2,895)
Changes in operating assets and liabilities:
Accounts receivable	(93,259)	(35,461)
Unbilled revenue	(18,346)	(55,427)
Unearned revenue	80,990	(16,812)
Other net assets	(68,186)	84,041
Net cash provided by operating activities	175,500	226,916
Cash flows from investing activities:
Purchase of property, plant and equipment	(26,744)	(19,632)
Sale of available for sale investments	482	0
Purchase of available for sale investments	(422)	0
Sale of investments in equity - long term	0	96
Sale of investments in equity - long term	(1,358)	0
Net cash used in investing activities	(28,042)	(19,536)
Cash flows from financing activities:
Drawdown of bank credit lines and loan facilities	180,000	0
Repayment of bank credit lines and loan facilities	(350,000)	(300,000)
Proceeds from exercise of equity compensation	12,940	7,491
Share issue costs	(4)	(3)
Repurchase of ordinary shares	0	(99,983)
Share repurchase costs	0	(17)
Net cash used in financing activities	(157,064)	(392,512)
Effect of exchange rate movements on cash	718	(7,983)
Net decrease in cash and cash equivalents	(8,888)	(193,115)
Cash and cash equivalents at beginning of period	288,768	752,213
Cash and cash equivalents at end of period	$ 279,880	$ 559,098